Fair value measurements - Significant Unobservable Inputs (Details) $ in Millions	Sep. 30, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares
Significant Unobservable Inputs
Equity securities	$ 430.4	$ 299.2	$ 123.0
Derivative assets	3.4	4.5	12.7
Derivative liabilities	(8.2)	(10.6)
Contingent consideration	(41.9)	(42.8)
Level 3
Significant Unobservable Inputs
Derivative assets	3.4	4.5	12.7
Derivative liabilities	(8.2)	(10.6)
Contingent consideration	(41.9)	(42.8)
Level 3 | Share price of recent transaction | Private equity securities
Significant Unobservable Inputs
Equity securities	32.5	25.0
Level 3 | Share price of recent transaction | Preferred stocks
Significant Unobservable Inputs
Equity securities	$ 4.6	$ 2.0
Level 3 | Share price of recent transaction | Purchase share price | Private equity securities
Significant Unobservable Inputs
Equity Securities, Input | $ / shares	40.63	31.25
Level 3 | Share price of recent transaction | Average share price | Preferred stocks
Significant Unobservable Inputs
Equity Securities, Input | $ / shares	1.88	11.79
Level 3 | Multiple of GAAP book value | Private equity securities
Significant Unobservable Inputs
Equity securities	$ 16.6	$ 17.2	$ 16.1
Level 3 | Multiple of GAAP book value | Book value multiple | Private equity securities
Significant Unobservable Inputs
Equity Securities, Input | $ / shares	1.0	1.0	1.0
Level 3 | Purchase price of recent transaction | Private equity securities
Significant Unobservable Inputs
Equity securities	$ 0.9
Level 3 | Purchase price of recent transaction | Private debt instrument
Significant Unobservable Inputs
Private debt instrument	9.0	$ 9.0	$ 9.0
Level 3 | Purchase price of recent transaction | Private debt instrument 1
Significant Unobservable Inputs
Private debt instrument	6.0	9.0
Level 3 | Purchase price of recent transaction | Private debt instrument 2
Significant Unobservable Inputs
Private debt instrument	1.3		3.3
Level 3 | Purchase price of recent transaction | Private debt instrument 4
Significant Unobservable Inputs
Private debt instrument		1.5
Level 3 | Purchase price of recent transaction | Preferred stocks
Significant Unobservable Inputs
Equity securities	$ 3.9	$ 6.0	$ 6.0
Level 3 | Purchase price of recent transaction | Purchase price | Private equity securities
Significant Unobservable Inputs
Equity Securities, Input | $ / shares	0.90
Level 3 | Purchase price of recent transaction | Purchase price | Private debt instrument
Significant Unobservable Inputs
Debt instrument, Input | $ / shares	9.0	9.0	9.0
Level 3 | Purchase price of recent transaction | Purchase price | Private debt instrument 1
Significant Unobservable Inputs
Debt instrument, Input | $ / shares	6.0	9.0
Level 3 | Purchase price of recent transaction | Purchase price | Private debt instrument 2
Significant Unobservable Inputs
Debt instrument, Input | $ / shares	1.3
Level 3 | Purchase price of recent transaction | Purchase price | Private debt instrument 4
Significant Unobservable Inputs
Debt instrument, Input | $ / shares		1.5
Level 3 | Purchase price of recent transaction | Average share price | Preferred stocks
Significant Unobservable Inputs
Equity Securities, Input | $ / shares	0.6	0.6	0.6
Level 3 | Purchase price of recent transaction | Purchase price less pay down | Private debt instrument 2
Significant Unobservable Inputs
Debt instrument, Input | $ / shares			3.30
Level 3 | External pricing model | Weather derivatives
Significant Unobservable Inputs
Derivative assets		$ 4.2	$ 5.8
Level 3 | External pricing model | Interest rate cap
Significant Unobservable Inputs
Derivative assets		0.3	1.7
Level 3 | External pricing model | Foreign currency swaps
Significant Unobservable Inputs
Derivative assets			$ 5.2
Derivative liabilities		$ (10.6)
Level 3 | External pricing model | Broker quote | Weather derivatives
Significant Unobservable Inputs
Derivative assets, Input | $ / shares		4.2	5.8
Level 3 | External pricing model | Broker quote | Interest rate cap
Significant Unobservable Inputs
Derivative assets, Input | $ / shares		0.3	1.7
Level 3 | External pricing model | Broker quote | Foreign currency swaps
Significant Unobservable Inputs
Derivative assets, Input | $ / shares			5.2
Derivative liabilities, Input | $ / shares		(10.6)
Level 3 | Internal valuation model | Private debt instrument 2
Significant Unobservable Inputs
Private debt instrument		$ 2.5
Level 3 | Internal valuation model | Purchase price less pay down | Private debt instrument 2
Significant Unobservable Inputs
Debt instrument, Input | $ / shares		2.5
Level 3 | External valuation model
Significant Unobservable Inputs
Contingent consideration	$ (41.9)	$ (42.8)
Level 3 | External valuation model | Discounted future payments
Significant Unobservable Inputs
Contingent consideration, Input | $ / shares	(41.90)	(42.80)
Level 3 | Broker pricing | Estate, Equity and Other
Significant Unobservable Inputs
Held to maturity securities			$ 12.0
Level 3 | Broker pricing | Residential mortgage-backed securities
Significant Unobservable Inputs
Held to maturity securities			$ 6.4
Level 3 | Broker pricing | Purchase price | Estate, Equity and Other
Significant Unobservable Inputs
Debt instrument, Input | $ / shares			12.0
Level 3 | Broker pricing | Purchase price | Residential mortgage-backed securities
Significant Unobservable Inputs
Debt instrument, Input | $ / shares			6.4
Level 3 | Average fair value | Preferred stocks
Significant Unobservable Inputs
Equity securities			$ 3.0
Level 3 | Average fair value | Common stock warrant
Significant Unobservable Inputs
Equity securities			$ 0.5
Level 3 | Average fair value | Average share price | Preferred stocks
Significant Unobservable Inputs
Equity Securities, Input | $ / shares			86.3
Level 3 | Average fair value | Discount rate | Minimum | Common stock warrant
Significant Unobservable Inputs
Equity Securities, Input			14
Level 3 | Average fair value | Discount rate | Maximum | Common stock warrant
Significant Unobservable Inputs
Equity Securities, Input			17